Intangible assets	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets, net

Intangible assets are analyzed as follows:

	March 31,
	2018	2019
	$ in thousands	$ in thousands

Cost	6,348	5,951
Less: accumulated amortization	(3,561)	(3,613)

	2,787	2,338

The components of intangible assets are as follows:

	March 31,
	2018	2019
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,274	1,014
Land use right of factory land in Xinxing, Guangdong, PRC	1,513	1,324

	2,787	2,338

Amortization expense in relation to intangible assets was approximately $271,000, $277,000 and $275,000 for each of the fiscal years ended March 31, 2017, 2018 and 2019, respectively.

As of March 31, 2019, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2020	275
2021	275
2022	275
2023	275
2024	275
Thereafter	963

Total	2,338

In November 2017, the Company signed an agreement with a property developer in Shenzhen - Shenzhen Fangda Property Development Company Limited (“Fangda”) to cooperate in reconstructing and redeveloping the Shenzhen factory. The redevelopment will be on the factory land in Shenzhen.